Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Statement of Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	€ 2,521	€ 1,919	€ 1,270
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	276	(1,076)	(82)
Gains relating to cash flow hedges	(40)	8	14
Tax relating to cash flow hedges	5
Other comprehensive income that will be reclassified to profit or loss net of tax	241	(1,068)	(68)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	114	(61)
Tax relating to retirement benefit obligations	(1)	(33)	3
Other comprehensive income that will not be reclassified to profit or loss net of tax	9	81	(58)
Total other comprehensive income for the financial year	250	(987)	(126)
Total comprehensive income for the financial year	2,771	932	1,144
Attributable to:
Equity holders of the Company	2,768	969	1,128
Non-controlling interests	3	(37)	16
Total comprehensive income for the financial year	2,771	932	1,144
Guarantor [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	2,517	1,895	1,243
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	277	(1,015)	(71)
Gains relating to cash flow hedges	(40)	8	14
Tax relating to cash flow hedges	5
Other comprehensive income that will be reclassified to profit or loss net of tax	242	(1,007)	(57)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	114	(61)
Tax relating to retirement benefit obligations	(1)
Tax on items recognised directly within other comprehensive income		(33)	3
Other comprehensive income that will not be reclassified to profit or loss net of tax	9	81	(58)
Total other comprehensive income for the financial year	251	(926)	(115)
Total comprehensive income for the financial year	2,768	969	1,128
Attributable to:
Equity holders of the Company	2,768	969	1,128
Total comprehensive income for the financial year	2,768	969	1,128
CRH America, Inc [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	90	61	63
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	63	(186)	49
Other comprehensive income that will be reclassified to profit or loss net of tax	63	(186)	49
Items that will not be reclassified to profit or loss in subsequent years:
Total other comprehensive income for the financial year	63	(186)	49
Total comprehensive income for the financial year	153	(125)	112
Attributable to:
Equity holders of the Company	153	(125)	112
Total comprehensive income for the financial year	153	(125)	112
Non-Guarantor subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	819	1,917	1,280
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	213	(890)	(131)
Gains relating to cash flow hedges	(40)	8	14
Tax relating to cash flow hedges	5
Other comprehensive income that will be reclassified to profit or loss net of tax	178	(882)	(117)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	114	(61)
Tax relating to retirement benefit obligations	(1)
Tax on items recognised directly within other comprehensive income		(33)	3
Other comprehensive income that will not be reclassified to profit or loss net of tax	9	81	(58)
Total other comprehensive income for the financial year	187	(801)	(175)
Total comprehensive income for the financial year	1,006	1,116	1,105
Attributable to:
Equity holders of the Company	1,003	1,153	1,089
Non-controlling interests	3	(37)	16
Total comprehensive income for the financial year	1,006	1,116	1,105
Eliminate and reclassify [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	(905)	(1,954)	(1,316)
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(277)	1,015	71
Gains relating to cash flow hedges	40	(8)	(14)
Tax relating to cash flow hedges	(5)
Other comprehensive income that will be reclassified to profit or loss net of tax	(242)	1,007	57
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	(10)	(114)	61
Tax relating to retirement benefit obligations	1
Tax on items recognised directly within other comprehensive income		33	(3)
Other comprehensive income that will not be reclassified to profit or loss net of tax	(9)	(81)	58
Total other comprehensive income for the financial year	(251)	926	115
Total comprehensive income for the financial year	(1,156)	(1,028)	(1,201)
Attributable to:
Equity holders of the Company	(1,156)	(1,028)	(1,201)
Total comprehensive income for the financial year	(1,156)	(1,028)	(1,201)
CRH and subsidiaries [member]
Disclosure of supplemental guarantor information [line items]
Group profit for the financial year	2,521	1,919	1,270
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	276	(1,076)	(82)
Gains relating to cash flow hedges	(40)	8	14
Tax relating to cash flow hedges	5
Other comprehensive income that will be reclassified to profit or loss net of tax	241	(1,068)	(68)
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	10	114	(61)
Tax relating to retirement benefit obligations	(1)
Tax on items recognised directly within other comprehensive income		(33)	3
Other comprehensive income that will not be reclassified to profit or loss net of tax	9	81	(58)
Total other comprehensive income for the financial year	250	(987)	(126)
Total comprehensive income for the financial year	2,771	932	1,144
Attributable to:
Equity holders of the Company	2,768	969	1,128
Non-controlling interests	3	(37)	16
Total comprehensive income for the financial year	€ 2,771	€ 932	€ 1,144